INVESTMENTS - Summary of Financial Position (Detail) - BRL (R$) R$ in Thousands		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current
Assets		R$ 25,577,934	R$ 27,293,183
Liabilities		(15,798,213)	(12,957,036)
Current net assets		(9,779,721)	(14,336,147)
Non-current
Assets		108,907,058	70,548,840
Liabilities		(70,517,380)	(56,014,965)
Total shareholders' equity		48,169,399	28,870,022	R$ 20,818,867	R$ 16,240,481
Compass [member]
Current
Assets	[1]		1,929,639
Liabilities	[1]		(28,374)
Current net assets	[1]		1,901,265
Non-current
Assets	[1]		4,453,679
Liabilities	[1]		(10,296)
Non-current net assets	[1]		4,443,383
Total shareholders' equity	[1]		6,344,648
Cosan Dez [member]
Current
Assets	[1]	2,015
Liabilities	[1]	(126,916)
Current net assets	[1]	(124,901)
Non-current
Assets	[1]	5,738,715
Liabilities	[1]
Non-current net assets	[1]	5,738,715
Total shareholders' equity	[1]	5,613,814
Cosan Nove [member]
Current
Assets		2,721
Liabilities		(169,079)
Current net assets		(166,358)
Non-current
Assets		9,954,431
Liabilities
Non-current net assets		9,954,431
Total shareholders' equity		9,788,073
Comgas [member]
Current
Assets		4,810,931	4,148,735
Liabilities		(3,844,998)	(4,538,385)
Current net assets		965,933	(389,650)
Non-current
Assets		7,853,180	8,122,763
Liabilities		(7,798,360)	(6,627,895)
Non-current net assets		54,820	1,494,868
Total shareholders' equity		1,020,753	1,105,218
Moove [member]
Current
Assets		1,777,104	1,327,472
Liabilities		(1,341,106)	(755,995)
Current net assets		435,998	571,477
Non-current
Assets		2,204,878	1,946,181
Liabilities		(1,208,604)	(229,802)
Non-current net assets		996,274	1,716,379
Total shareholders' equity		1,432,272	2,287,856
Rumo S.A. [member]
Current
Assets		2,474,218	1,161,027
Liabilities		(852,071)	(760,522)
Current net assets		1,622,147	400,505
Non-current
Assets		20,971,764	21,568,088
Liabilities		(7,402,742)	(7,173,172)
Non-current net assets		13,569,022	14,394,916
Total shareholders' equity		15,191,169	14,795,421
Cosan Investments [member]
Current
Assets		784,813	147,662
Liabilities		(638,804)	(50,038)
Current net assets		146,009	97,624
Non-current
Assets		14,251,017	4,337,142
Liabilities		(208,987)	(196,562)
Non-current net assets		14,042,030	4,140,580
Total shareholders' equity		R$ 14,188,039	R$ 4,238,204

[1]	On December 23, 2022, Cosan contributed the investment it held in Compass Gas and Power to Cosan Dez.